CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	CNY (¥)	USD ($)	Initial Public Offering CNY (¥)	Common Class A CNY (¥) shares	Common Class A USD ($) shares	Common Class A Initial Public Offering CNY (¥) shares	Common Class B CNY (¥) shares	Common Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	AOCI Attributable to Parent CNY (¥)	AOCI Attributable to Parent USD ($)	Parent CNY (¥)	Parent USD ($)	Parent Initial Public Offering CNY (¥)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)
Balance at Dec. 31, 2016	¥ 1,026,922,511			¥ 160,189,926			¥ 140,696,841		¥ 174,261,734			¥ 556,468,509		¥ (5,403,169)		¥ 1,026,213,841			¥ 708,670
Balance, shares at Dec. 31, 2016 | shares				48,635,252	48,635,252		42,716,957	42,716,957
Distribution to the shareholders	(618,733,802)											(618,733,802)				(618,733,802)
Net income (loss)	273,186,674											273,535,224				273,535,224			(348,550)
Foreign currency translation adjustments	1,317,020													1,317,020		1,317,020
Share-based compensation	38,048,000								38,048,000							38,048,000
Balance at Dec. 31, 2017	551,217,621			¥ 160,189,926			¥ 140,696,841		212,309,734			41,747,149		(4,086,149)		550,857,501			360,120
Balance, shares at Dec. 31, 2017 | shares				48,635,252	48,635,252		42,716,957	42,716,957
Cumulative effect of the adoption of ASU 2014-09 | ASU 2014-09	(169,522,782)											(169,522,782)				(169,522,782)
Redesignation Class B ordinary shares as ClassA ordinary shares				¥ 25,162,631			¥ (25,162,631)
Redesignation Class B ordinary shares as Class A ordinary shares, shares | shares				7,954,048	7,954,048		(7,954,048)	(7,954,048)
Distribution to the shareholders	(160,840,918)											(160,840,918)				(160,840,918)
Issuance of Class A ordinary shares upon initial public offering, net of issuance cost			¥ 806,677,429			¥ 32,069,310					¥ 774,608,119							¥ 806,677,429
Issuance of Class A ordinary shares upon initial public offering, net of issuance cost, shares | shares						10,200,000
Acquisitions of subsidiaries and business	8,509,857																		8,509,857
Net income (loss)	371,220,289											371,711,219				371,711,219			(490,930)
Foreign currency translation adjustments	66,453,841													66,453,841		66,453,841
Share-based compensation	16,108,950								16,108,950							16,108,950
Balance at Dec. 31, 2018	1,659,347,069			¥ 217,421,867			¥ 115,534,210		1,003,026,803			252,617,450		62,367,692		1,650,968,022			8,379,047
Balance, shares at Dec. 31, 2018 | shares				66,789,300	66,789,300		34,762,909	34,762,909
Distribution to the shareholders	(386,637,180)											(386,637,180)				(386,637,180)
Capital contribution from noncontrolling interest holders	14,719,481																		14,719,481
Acquisitions of subsidiaries and business	263,132,911			¥ 2,104,832					122,591,019							124,695,851			138,437,060
Acquisitions of subsidiaries and business, shares | shares				626,746	626,746
Net income (loss)	437,774,169	$ 62,882,325										442,718,263				442,718,263			(4,944,094)
Foreign currency translation adjustments	2,933,162	421,322												2,933,162		2,933,162
Share-based compensation	26,490,395								26,490,395							26,490,395
Balance at Dec. 31, 2019	¥ 2,017,760,007	$ 289,833,090		¥ 219,526,699	$ 31,533,037		¥ 115,534,210	$ 16,595,451	¥ 1,152,108,217	$ 165,489,991		¥ 308,698,533	$ 44,341,770	¥ 65,300,854	$ 9,379,881	¥ 1,861,168,513	$ 267,340,130		¥ 156,591,494	$ 22,492,961
Balance, shares at Dec. 31, 2019 | shares				67,416,046	67,416,046		34,762,909	34,762,909